UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          March 31,2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 98 data records

Form 13F Information Table Value Total:   123736(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1497    16700 SH       Sole                                      16700
AT&T Corp.                     COM              00206r102     1602    44909 SH       Sole                                      44909
Abbott Laboratories            COM              002824100     2274    35263 SH       Sole                     1000             34263
Accenture Ltd. Cl A            COM              g1151c101     1064    17692 SH       Sole                     2100             15592
Ace Limited                    COM              h0023r105     1036    13975 SH       Sole                     2150             11825
Alliant Energy Corp.           COM              018802108      276     6046 SH       Sole                                       6046
Altria Group Inc.              COM              02209s103     1416    40965 SH       Sole                                      40965
Anadarko Petroleum Corporation COM              032511107     1959    29586 SH       Sole                     1300             28286
Apache                         COM              037411105     1316    14968 SH       Sole                     1000             13968
Apple Computer                 COM              037833100     6570    11250 SH       Sole                      200             11050
Bank of America Corp           COM              060505104      265    32310 SH       Sole                                      32310
Bank of Montreal               COM              063671101     1112    20118 SH       Sole                                      20118
Barrick Gold                   COM              067901108      229     6080 SH       Sole                                       6080
Berkshire Hathaway Cl. B       COM              084670207      300     3598 SH       Sole                                       3598
Bristol-Myers Squibb Co.       COM              110122108      448    12450 SH       Sole                                      12450
Celgene Corporation            COM              151020104     1202    18728 SH       Sole                     2700             16028
Cenovus Energy Inc             COM              15135u109     1318    41435 SH       Sole                     2000             39435
Central Fund of Canada Limited COM              153501101      948    47900 SH       Sole                                      47900
Central GoldTrust              COM              153546106     4116    68145 SH       Sole                     3745             64400
Chevron Corp.                  COM              166764100     2022    19160 SH       Sole                      800             18360
Chubb Corp.                    COM              171232101     1190    16335 SH       Sole                     2900             13435
Church & Dwight Co.            COM              171340102     1044    18805 SH       Sole                                      18805
Clarcor Inc                    COM              179895107      242     5012 SH       Sole                                       5012
Coca-Cola Co.                  COM              191216100     4275    54663 SH       Sole                     2400             52263
Colgate Palmolive Co.          COM              194162103     3271    31415 SH       Sole                     1200             30215
Collection House               COM              Q2621Z109       17    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     2721    48685 SH       Sole                      400             48285
CopyTele Inc                   COM              217721109        2    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      853    17825 SH       Sole                                      17825
Cross Timbers Royalty Trust    COM              22757r109      265     7570 SH       Sole                                       7570
DNP Select Income Fund         COM              23325p104     1036    93100 SH       Sole                    11000             82100
Diageo                         COM              25243q205      221     2140 SH       Sole                                       2140
Donaldson Company Inc.         COM              257651109      289     8652 SH       Sole                     2800              5852
E. I. du Pont de Nemours       COM              263534109     1407    27820 SH       Sole                                      27820
EMC Corp.                      COM              268648102      722    28155 SH       Sole                     1500             26655
Eldorado Gold Corp.            COM              284902103      191    15500 SH       Sole                                      15500
Exact Sciences Corporation     COM              30063p105      183    17000 SH       Sole                                      17000
Exxon Mobil                    COM              30231G102     3647    42614 SH       Sole                     2000             40614
Fastenal                       COM              311900104      456    11289 SH       Sole                      400             10889
Firstenergy Corp.              COM              337932107     1548    31460 SH       Sole                                      31460
Fiserv Inc.                    COM              337738108      339     4687 SH       Sole                     1000              3687
Freeport McMoran CP & GLD Cl B COM              35671D857      954    27979 SH       Sole                      200             27779
General Dynamics               COM              369550108     1590    24100 SH       Sole                      200             23900
Gilead Sciences Inc.           COM              375558103     1276    24865 SH       Sole                     3150             21715
Glaxosmithkline PLC            COM              37733w105      545    11950 SH       Sole                     2650              9300
GreenHaven Continuous Commodit COM              395258106      345    12150 SH       Sole                      500             11650
Halliburton Co.                COM              406216101      551    19380 SH       Sole                                      19380
Harris Cp                      COM              413875105      783    18696 SH       Sole                     2900             15796
Healthcare Services            COM              421906108     1768    91215 SH       Sole                     3200             88015
IBM Corp.                      COM              459200101     3923    20057 SH       Sole                      850             19207
Integrys Energy Group          COM              45822p105     2069    36370 SH       Sole                     1550             34820
Intel Corp.                    COM              458140100     4448   166903 SH       Sole                     7500            159403
Jazz Pharmaceuticals plc       COM              G50871105      441     9791 SH       Sole                     1500              8291
Johnson & Johnson              COM              478160104     3230    47799 SH       Sole                     2650             45149
KLA-Tencor Corp.               COM              482480100     1126    22846 SH       Sole                     2600             20246
Lehman Trikes Inc.             COM              525216107        0    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108      342     7952 SH       Sole                                       7952
Market Vectors ETF Tr Gold Min COM              57060u100     1652    36895 SH       Sole                     1500             35395
McDonalds Corp.                COM              580135101     1851    20903 SH       Sole                                      20903
Merck & Co., Inc.              COM              58933y105      808    19350 SH       Sole                                      19350
Merge Technologies             COM              589499102      639   223400 SH       Sole                                     223400
Microchip Technology Incorpora COM              595017104     1382    41760 SH       Sole                                      41760
Monsanto Company               COM              61166w101      337     4070 SH       Sole                                       4070
Monster Beverage Corporation   COM              611740101      929    13042 SH       Sole                     1100             11942
Neogenomics Inc New            COM              64049m209      119    70000 SH       Sole                                      70000
Nestle S A Reg B ADR           COM              641069406     2879    48185 SH       Sole                     2500             45685
Newmont Mining                 COM              651639106     1596    32880 SH       Sole                                      32880
NovaGold Resources Inc.        COM              66987e206      161    30400 SH       Sole                                      30400
Novo-Nordisk a/s adr F         COM              670100205      543     3735 SH       Sole                      600              3135
O'Reilly Automotive, Inc       COM              67103h107     1092    13029 SH       Sole                      900             12129
Occidental Petroleum Corp.     COM              674599105     1741    20290 SH       Sole                     1050             19240
Oracle Systems Corp.           COM              68389X105      274     9220 SH       Sole                                       9220
Oridion Systems Ltd.           COM              M75541108      385    16500 SH       Sole                                      16500
Penn West Petroleum Ltd        COM              707887105      274    20450 SH       Sole                                      20450
Pepsico, Inc.                  COM              713448108     1922    27198 SH       Sole                                      27198
Pfizer, Inc.                   COM              717081103      837    36380 SH       Sole                                      36380
Philip Morris International    COM              718172109      566     6485 SH       Sole                                       6485
ProShares UltraShort Lehman 20 COM              74347R297      769    48505 SH       Sole                                      48505
Procter & Gamble Co.           COM              742718109     3019    49276 SH       Sole                     2392             46884
Republic Services, Inc.        COM              760759100      960    36250 SH       Sole                      650             35600
Rydex ETF Trust Australian Dol COM              23129u101     1108    10800 SH       Sole                     1700              9100
Schlumberger Ltd.              COM              806857108     2097    32305 SH       Sole                                      32305
Starbucks Corp.                COM              855244109      209     3910 SH       Sole                                       3910
Stericycle Inc                 COM              858912108     2075    22625 SH       Sole                                      22625
Synacor, Inc.                  COM              871561106      379    27600 SH       Sole                                      27600
Transglobe Energy Corp.        COM              893662106      144    16000 SH       Sole                                      16000
US Bancorp                     COM              902973304      228     7062 SH       Sole                                       7062
Unilever                       COM              904767704      689    20400 SH       Sole                     3800             16600
United Technologies Corp.      COM              913017109     1036    13715 SH       Sole                     1200             12515
United Therapeutics Corp       COM              91307c102      919    18600 SH       Sole                     3100             15500
Varian Medical Sys Inc.        COM              92220P105      566     9304 SH       Sole                                       9304
Verizon Communications         COM              92343V104     3904    87830 SH       Sole                     2900             84930
Vista Gold                     COM              927926204      173    59400 SH       Sole                                      59400
Vodafone Group PLC             COM              92857W209     2186    77565 SH       Sole                     6300             71265
Wal-Mart Stores                COM              931142103     3338    47870 SH       Sole                     2400             45470
Wisconsin Energy               COM              976657106      337     8500 SH       Sole                     2000              6500
Yamana Gold, Inc.              COM              98462y100      170    11000 SH       Sole                                      11000
iShares MSCI Singapore Index F COM              464286673     1209    98100 SH       Sole                    14000             84100